LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASE ARRANGEMENTS	LEASE ARRANGEMENTS
a.Right-of-use assets

	As of December 31,
	2025	2024
Carrying amounts
Land and buildings	$26,645	$35,171
Others	258	132
	$26,903	$35,303

	For the Year Ended December 31
	2025	2024	2023
Additions to right-of-use assets	$13,579	$27,150	$23,146

Depreciation expenses of right-of-use assets
Land and buildings	$13,335	$13,821	$12,639
Others	317	325	374
	$13,652	$14,146	$13,013
b.Lease liabilities

	As of December 31,
	2025	2024
Lease liabilities	$27,308	$36,412

Current	$10,025	$9,446
Non-current	17,283	26,966
	$27,308	$36,412

Discount rates	1.20%-11.00%	1.20%-11.50%
c.Material lease-in activities and terms
The Company leased certain land, buildings and transportation equipment for the use of plants, offices and business operation with original lease terms of 1 to 9 years. The Company did not have bargain purchase options to acquire the buildings at the end of the lease terms. In addition, the Company was prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.
d.Other lease information

	For the Year Ended December 31
	2025	2024	2023
Expenses relating to short-term leases and low-value asset leases	$4,511	$4,449	$2,800

Total cash outflows for leases	$(18,645)	$(18,710)	$(16,002)
The Company leased certain office equipment and other equipment which qualified as short-term leases and low-value asset leases. The Company had elected to apply the recognition exemption and thus, did not recognize right-of-use assets and lease liabilities for these leases.